Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Future policy benefits and claims	$ 1,244	$ 1,295
Derivatives, including embedded derivatives		94
Tax credit carryforwards	352	288
Other	845	478
Gross deferred tax assets	2,441	2,155
Valuation allowance	(17)	(18)
Net deferred tax assets	2,424	2,137
Deferred tax liabilities:
Deferred policy acquisition costs	(1,048)	(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)
Other	(255)	(239)
Gross deferred tax liabilities	(2,724)	(2,451)
Net deferred tax liability	$ (300)	$ (314)